Acquisitions (Details Textual) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 18, 2011	Apr. 30, 2012 Rowland Coffee Roasters, Inc. [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]	Apr. 30, 2012 Rowland Coffee Roasters, Inc. [Member] Customer Relationships [Member] Y	Apr. 30, 2012 Rowland Coffee Roasters, Inc. [Member] Finite-Lived Trademarks [Member] Y	Apr. 30, 2012 Rowland Coffee Roasters, Inc. [Member] U.S. Retail Coffee [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] U.S. Retail Coffee [Member]	Apr. 30, 2012 Rowland Coffee Roasters, Inc. [Member] International, Foodservice, and Natural Foods [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] International, Foodservice, and Natural Foods [Member]	Apr. 30, 2012 Sara Lee Corporation [Member]	Jan. 03, 2012 Sara Lee Corporation [Member]	Apr. 30, 2012 Sara Lee Corporation [Member] Customer Relationships [Member] Y	Apr. 30, 2012 Sara Lee Corporation [Member] Technology [Member] Y	Apr. 30, 2012 Sara Lee Corporation [Member] Finite-Lived Trademarks [Member] Y	Apr. 30, 2012 Sara Lee Corporation [Member] International, Foodservice, and Natural Foods [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] International, Foodservice, and Natural Foods [Member]
Acquisitions (Textual) [Abstract]
Cost of acquired entity					$ 362,800,000								$ 420,600,000
Borrowings under revolving credit facility					180,000,000
One-time costs directly related to merger and integration				10,700,000								14,200,000
Noncash acquisition expenses				4,600,000
One time costs related to the acquisition estimated				25,000,000								25,000,000
Noncash charges estimated				10,000,000
Future period over which expect acquisition costs to be incurred				next two fiscal years								next two fiscal years
Goodwill assigned to the U.S. Retail Coffee and International, Foodservice and Natural Food segments					91,675,000				84,800,000		6,900,000		149,948,000					149,900,000
Business acquisition net sales								99,300,000		16,000,000							124,200,000
Business acquisition segment profit								13,900,000		2,500,000
Weighted-average useful life of the finite-lived intangible assets (in years)						19	10							10	10	6
Goodwill deductible for tax purpose					88,700,000								143,300,000
Percentage of Notes			3.50%
Additional purchase price included in other current liabilities and other noncurrent liabilities													50,000,000
Time period over which additional liability will be paid												10 years
Present value of additional purchase price included in other current liabilities and other noncurrent liabilities													45,000,000
Payments for acquisition													375,600,000
Acquisitions (Additional Textual) [Abstract]
Expected consolidated net sales	$ 5,700,000,000	$ 5,300,000,000